Related- Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Related Party Transactions (Textual) [Abstract]
Administrative and Operational Service Expenses	$ 2.7	$ 3.7
Business Development	$ 0.3